Fees Summary	Jan. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,448,000
Previously Paid Amount	0.00
Total Fee Amount	614.27
Total Offset Amount	0.00
Net Fee	614.27
Narrative - Max Aggregate Offering Price	$ 4,448,000
Final Prospectus	true